Tax - Tax as a percentage of profit before tax (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Taxes [Line Items]
Effective tax rate – continuing operations	18.40%	(33.40%)	17.10%
Before exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Effective tax rate – continuing operations	19.60%	23.40%	23.70%